Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Share Capital	Share Capital
	Company
	No. of shares
	(’000)
	2019	2018
Authorised and in issue at January, 1	53,827	53,808
Issued for share plan	31	19
Authorised and in issue at December. 31	53,858	53,827